SUBSEQUENT EVENTS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Purchase consideration	$ 100,000
Promissory note issued for purchase	550,000
Warrants issued	1,000,000
Warrant price per share	$ 0.015
Broker fees	$ 65,000